Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets, net
	As of December 31,
	2020	2021
	USD	USD
Software	$339,133	$347,484
Total cost	$339,133	$347,484
Less: Accumulated amortization	(277,336)	(316,937)
Intangible assets, net	$61,797	$30,547